February 25, 2020

BY EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Artisan Partners Funds, Inc.: (File Nos. 033-88316 and 811-08932)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), Artisan Partners Funds, Inc. (“Artisan Partners Funds”) certifies that:

a.

the forms of prospectus and statement of additional information for Artisan Select Equity Fund, a series of Artisan Partners Funds, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the most recent post-effective amendment to Artisan Partners Funds’ registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to Artisan Partners Funds’ registration statement was filed with the Securities and Exchange Commission electronically on February 20, 2020.

Very truly yours,

ARTISAN PARTNERS FUNDS, INC.

/s/ Laura E. Simpson
By:	Laura E. Simpson
Its:	Vice President and Assistant
Secretary